Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

Pay Versus Performance
					Value of Initial Fixed $100 Investment Based On:
Year (1)	Summary Compensation Table Total for PEO ($)(2)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)	Total Shareholder Return ($)	Net Income (Loss) ($)
2025	1,055,600	886,573	693,675	619,948	$5.75	(21,791,037)
2024	3,042,750	1,321,211	1,526,700	708,983	$17.54	(44,581,446)
2023	1,965,140	2,350,558	1,235,760	1,336,841	$161.99	(37,983,496)

(1)	James V. Caruso served as the Company’s principal executive officer (“PEO”) for the entirety of 2025, 2024 and 2023 and the Company’s other NEOs for 2025, 2024 and 2023 were Chad J. Kolean and Jarrod Longcor.

(2)	Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Mr. Caruso and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the NEOs reported for the applicable year other than the principal executive officer for such years.

(3)	Amounts reported in this column represent the compensation actually paid to Mr. Caruso as the Company’s President and Chief Executive Officer in the indicated fiscal years, based on his total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below:

	PEO
	2025	2024	2023
Summary Compensation Table - Total Compensation(a)	$1,055,600	$3,042,750	$1,965,140
- Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year(b)	(210,600)	(2,214,000)	(822,722)
+Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards Granted in Fiscal Year(c)	62,400	83,992	1,148,400
+Change in Fair Value of Outstanding and Unvested Option Awards Granted in Prior Fiscal Years(d)	(22,121)	(388,965)	108,626
+Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year(e)	23,214	690,143	69,462
+Change in Fair Value as of Vesting Date of Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(f)	12,711	139,727	(3,874)
- Fair Value as of Prior Fiscal Year-End of Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(g)	(34,631)	(32,436)	(114,474)
= Compensation Actually Paid	$886,573	$1,321,211	$2,350,558

(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.

(b)	Represents the aggregate grant date fair value of the stock awards and option awards granted to Mr. Caruso during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(c)	Represents the aggregate fair value as of the indicated fiscal year-end of Mr. Caruso’s outstanding and unvested option awards granted during such fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(d)	Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards held by Mr. Caruso as of the last day of the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(e)	Represents the aggregate fair value at vesting of the stock awards and option awards that were granted to Mr. Caruso and vested during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(f)	Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award held by Mr. Caruso that was granted in a prior fiscal year and which vested during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(g)	Represents the aggregate fair value as of the last day of the prior fiscal year of Mr. Caruso’s option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(4)	Amounts reported in this column represent the compensation actually paid to the NEOs other than Mr. Caruso in the indicated fiscal year, based on the average total compensation for such NEOs reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below:

	Other NEOs Average(a)
	2025	2024	2023
Summary Compensation Table - Total Compensation(b)	$693,675	$1,526,700	$1,235,760
- Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year(c)	(92,425)	(971,700)	(453,024)
+Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards Granted in Fiscal Year(d)	27,385	36,863	545,600
+Change in Fair Value of Outstanding and Unvested Option Awards Granted in Prior Fiscal Years(e)	(9,748)	(186,868)	(21,375)
+Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year(f)	10,527	269,728	10,771
+Change in Fair Value as of Vesting Date of Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(g)	5,808	49,799	(766)
- Fair Value as of Prior Fiscal Year-End of Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(h)	(15,274)	(15,539)	(22,875)
= Compensation Actually Paid	$619,948	$708,983	$1,336,841

(a)	Please see footnote 1 for the NEOs included in the average for each indicated fiscal year.

(b)	Represents the average Total Compensation as reported in the Summary Compensation Table for the reported NEOs in the indicated fiscal year.

(c)	Represents the average aggregate grant date fair value of the stock awards and option awards granted to the reported NEOs during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(d)	Represents the average aggregate fair value as of the indicated fiscal year-end of the reported NEOs’ outstanding and unvested option awards granted during such fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(e)	Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards held by the reported NEOs as of the last day of the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(f)	Represents the average aggregate fair value at vesting of the stock awards and option awards that were granted to the reported NEOs and vested during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(g)	Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award held by the reported NEOs that was granted in a prior fiscal year and which vested during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(h)	Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported NEOs’ option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(5)	Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2022 in our common stock. Historic stock price performance is not necessarily indicative of future stock price performance.

Relationship Between Pay and Performance

We believe the “Compensation Actually Paid” in each of the years reported above and over the three-year cumulative period are reflective of the Compensation Committee’s emphasis on “pay-for-performance” as the “Compensation Actually Paid” fluctuated year-over-year, primarily due to the result of our stock performance and our varying levels of achievement against pre-established performance goals used to determine our named executive officers’ annual bonus payouts.

As is the case with many companies in the biotechnology industry, the Company’s incentive objectives are generally tied to the Company’s strategic and operational goals rather than financial goals. Accordingly, the Company’s compensation program is less influenced by metrics, such as net income. For 2023, the Company’s net loss increased to $37,983,496 while the “Compensation Actually Paid” for the CEO and for the other NEOs, on average, increased to $2,350,558 and $1,336,841, respectively. For 2024, the Company’s net loss increased to $44,581,446 while the “Compensation Actually Paid” for the CEO and for the other NEOs, on average, decreased to $1,321,211 and $708,983, respectively. For 2025, the Company’s net loss decreased to $21,791,037 while the “Compensation Actually Paid” for the CEO and for the other NEOs, on average, decreased to $886,573 and $619,948, respectively.

Because of the weighting of the Company’s executive compensation program towards long-term incentives in the form of stock options, the change in value of “Compensation Actually Paid” is aligned with changes in our TSR. Our TSR, assuming a $100 investment in our common stock as of December 31, 2022, was $161.99, $17.54 and $5.75 as of December 31, 2023, 2024 and 2025, respectively. The “Compensation Actually Paid” for our CEO in 2023, 2024 and 2025 was $2,350,558, $1,321,211 and $886,573, respectively. The average “Compensation Actually Paid” in 2023, 2024 and 2025 for our other NEOs was $1,336,841, $708,983 and $619,948, respectively.

Named Executive Officers, Footnote
(1)	James V. Caruso served as the Company’s principal executive officer (“PEO”) for the entirety of 2025, 2024 and 2023 and the Company’s other NEOs for 2025, 2024 and 2023 were Chad J. Kolean and Jarrod Longcor.
(2)	Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Mr. Caruso and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the NEOs reported for the applicable year other than the principal executive officer for such years.

PEO Total Compensation Amount	$ 1,055,600	$ 3,042,750	$ 1,965,140
PEO Actually Paid Compensation Amount	$ 886,573	1,321,211	2,350,558
Adjustment To PEO Compensation, Footnote
(3)	Amounts reported in this column represent the compensation actually paid to Mr. Caruso as the Company’s President and Chief Executive Officer in the indicated fiscal years, based on his total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below:
	PEO
	2025	2024	2023
Summary Compensation Table - Total Compensation(a)	$1,055,600	$3,042,750	$1,965,140
- Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year(b)	(210,600)	(2,214,000)	(822,722)
+Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards Granted in Fiscal Year(c)	62,400	83,992	1,148,400
+Change in Fair Value of Outstanding and Unvested Option Awards Granted in Prior Fiscal Years(d)	(22,121)	(388,965)	108,626
+Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year(e)	23,214	690,143	69,462
+Change in Fair Value as of Vesting Date of Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(f)	12,711	139,727	(3,874)
- Fair Value as of Prior Fiscal Year-End of Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(g)	(34,631)	(32,436)	(114,474)
= Compensation Actually Paid	$886,573	$1,321,211	$2,350,558
(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
(b)	Represents the aggregate grant date fair value of the stock awards and option awards granted to Mr. Caruso during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(c)	Represents the aggregate fair value as of the indicated fiscal year-end of Mr. Caruso’s outstanding and unvested option awards granted during such fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(d)	Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards held by Mr. Caruso as of the last day of the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(e)	Represents the aggregate fair value at vesting of the stock awards and option awards that were granted to Mr. Caruso and vested during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(f)	Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award held by Mr. Caruso that was granted in a prior fiscal year and which vested during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(g)	Represents the aggregate fair value as of the last day of the prior fiscal year of Mr. Caruso’s option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

Non-PEO NEO Average Total Compensation Amount	$ 693,675	1,526,700	1,235,760
Non-PEO NEO Average Compensation Actually Paid Amount	$ 619,948	708,983	1,336,841
Adjustment to Non-PEO NEO Compensation Footnote
(4)	Amounts reported in this column represent the compensation actually paid to the NEOs other than Mr. Caruso in the indicated fiscal year, based on the average total compensation for such NEOs reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below:
	Other NEOs Average(a)
	2025	2024	2023
Summary Compensation Table - Total Compensation(b)	$693,675	$1,526,700	$1,235,760
- Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year(c)	(92,425)	(971,700)	(453,024)
+Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards Granted in Fiscal Year(d)	27,385	36,863	545,600
+Change in Fair Value of Outstanding and Unvested Option Awards Granted in Prior Fiscal Years(e)	(9,748)	(186,868)	(21,375)
+Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year(f)	10,527	269,728	10,771
+Change in Fair Value as of Vesting Date of Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(g)	5,808	49,799	(766)
- Fair Value as of Prior Fiscal Year-End of Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(h)	(15,274)	(15,539)	(22,875)
= Compensation Actually Paid	$619,948	$708,983	$1,336,841
(a)	Please see footnote 1 for the NEOs included in the average for each indicated fiscal year.
(b)	Represents the average Total Compensation as reported in the Summary Compensation Table for the reported NEOs in the indicated fiscal year.
(c)	Represents the average aggregate grant date fair value of the stock awards and option awards granted to the reported NEOs during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(d)	Represents the average aggregate fair value as of the indicated fiscal year-end of the reported NEOs’ outstanding and unvested option awards granted during such fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(e)	Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards held by the reported NEOs as of the last day of the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(f)	Represents the average aggregate fair value at vesting of the stock awards and option awards that were granted to the reported NEOs and vested during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(g)	Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award held by the reported NEOs that was granted in a prior fiscal year and which vested during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(h)	Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported NEOs’ option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

Total Shareholder Return Amount	$ 5.75	17.54	161.99
Net Income (Loss)	$ (21,791,037)	(44,581,446)	(37,983,496)
PEO Name	James V. Caruso
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (210,600)	(2,214,000)	(822,722)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	62,400	83,992	1,148,400
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(22,121)	(388,965)	108,626
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,214	690,143	69,462
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,711	139,727	(3,874)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(34,631)	(32,436)	(114,474)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(92,425)	(971,700)	(453,024)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,385	36,863	545,600
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,748)	(186,868)	21,375
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,527	269,728	10,771
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,808	49,799	(766)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (15,274)	$ (15,539)	$ (22,875)